Stock-based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

Note 14 Stock-based Compensation

In connection with the merger, shareholders and board members approved the 2023 Equity Incentive Plan (the “2023 Incentive Plan”). Up to 2,773,971 shares of the Syntec Optics common stock (“Common Stock”) will initially be reserved for issuance under the 2023 Incentive Plan, and additional shares could become available for issuance under the 2023 Incentive Plan.

The Company was obligated to issue up to 2,000,000 shares of common stock (the “Performance-based-Earnout”) to members of the management team of the Company from time to time, to the extent determined by the Board of Directors in its sole discretion, to be issued as restricted stock units or incentive equity grants pursuant to the Incentive Plan. The Performance-based Earnout shares shall be awarded by the Board of Directors based on achieving the following performance thresholds following the Closing: one-half (1/2) at achieving revenue of $75 million and adjusted EBITDA of $22.6 million based on 2024 financial audited statements, and one-half (1/2) at achieving revenue of $196 million and adjusted EBITDA of $50.6 million based on the 2025 financial audit statements. No such awards have been made as of December 31, 2025.

As of December 31, 2025, there were 2,468,073 shares of unissued authorized and available for future awards under the plans. As of December 31, 2024, there were 4,542,011 shares of unissued authorized and available for future awards under the plans.

On January 20, 2026, at the Company’s annual stockholders meeting, the stockholders approved authorizing the grant of restricted stock units (“RSUs”) to the Company’s non-employee directors. As a result, the three non-employee directors were granted a total of $300,000 in RSUs. These RSUs were fully vested upon grant and amounted to a total of 73,938 shares based on a grant date fair value of $4.0575 per share, calculated using the closing price of the preceding four trading days.

In accordance with ASC 718, Compensation—Stock Compensation, the Company determined that the grant date for these awards was January 20, 2026, the date of stockholder approval. The total stock-based compensation expense of $300,000 was recognized in selling, general, and administrative expenses in the Company’s consolidated statement of operations for the year ended December 31, 2025, with a corresponding credit to additional paid-in capital – stock compensation. The impact on cash flows is reflected in the operating section of our cash flow statement. For 2024, the stock-based compensation expense was $450,000, and was recognized in selling, general, and administrative expenses.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024